BORROWINGS - Summary of Composition of Borrowings (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	$ 9,879,689	$ 776,668
Current borrowings	10,890,674	4,114,872
Total	20,770,363	4,891,540
In Foreign Currency
Disclosure of detailed information about borrowings [line items]
Total	10,882,214	4,554,659
In Local Currency
Disclosure of detailed information about borrowings [line items]
Total	$ 9,888,149	$ 336,881